Commitments and Contingencies (Detail) (USD $)	12 Months Ended					0 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Drilling_Rig	Dec. 31, 2013 Non- Cancellable Operating Lease	Oct. 14, 2013 Utica Development Agreements	Oct. 14, 2013 Utica Development Agreements acre	Sep. 30, 2014 Utica Development Agreements Minimum Well	Sep. 30, 2014 Utica Development Agreements Maximum Well	Oct. 14, 2013 Goshen and Smith Townships in Belmont County, Ohio Utica Development Agreements	Oct. 14, 2013 Wayne and Washington Townships in Belmont County, Ohio Utica Development Agreements
Other Commitments [Line Items]
Net acres							50,000
Participating interest in acreage (percentage)										68.80%	42.63%
Number of horizontal wells to be drilled in 2014								8	40
Number of horizontal wells to be drilled in 2015								8	50
Utica Development Agreements, terms						10 years
Period of notice prior to termination						90 days
Number of drilling rigs under contract				7
Number of horizontal drilling rigs under contract				4
Number of tophole rigs under contract				3
Total future payments for horizontal drilling rigs under contract	$ 21,400,000			$ 85,900,000
Future payments for horizontal drilling rigs under contract, remainder of 2014				12,200,000
Future payments for horizontal drilling rigs under contract, 2015	9,700,000			46,000,000
Future payments for horizontal drilling rigs under contract, 2016				20,800,000
Future payments for horizontal drilling rigs under contract, 2017				6,900,000
Future payments for horizontal drilling rigs under contract, 2014	11,700,000
Property purchased under capital leases	2,000,000
Property purchased under capital leases, accumulated amortization	200,000	8,000
Property purchased under capital leases, amortization expense	200,000	8,000	0
Future lease payments under capital leases, 2013	1,600,000
Future lease payments under capital leases, 2014	400,000
Future lease payments under capital leases, 2015	300,000
Future lease payments under capital leases, 2016	300,000
Future lease payments under capital leases, 2017	500,000
Future lease payments under capital leases, 2018	100,000
Rental expense under operating leases	200,000	200,000	100,000
Future lease payments under non-cancelable operating leases, 2013	18,606,000				4,500,000
Future lease payments under operating leases, 2014	1,398,000				600,000
Future lease payments under operating leases, 2015	153,000				1,000,000
Future lease payments under operating leases, 2016	124,000				900,000
Future lease payments under operating leases, 2017					800,000
Future lease payments under operating leases, 2018					800,000
Future lease payments operating leases, thereafter					$ 400,000